Term Loans (Details Textual) (USD $)	0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					0 Months Ended					0 Months Ended		0 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Nov. 05, 2013	Sep. 17, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 06, 2010 UTA Capital LLC [Member]	Nov. 13, 2012 The Agent [Member]	Mar. 31, 2014 The Agent [Member]	Dec. 31, 2013 The Agent [Member]	Sep. 17, 2012 The Agent [Member] Loan and Security Agreement [Member]	Dec. 31, 2013 The Agent [Member] Loan and Security Agreement [Member]	Mar. 22, 2013 PNC Bank [Member] Loan and Security Agreement [Member] Third And Fourth Amendments To Midmarket Loan Agreement [Member]	Dec. 31, 2013 PNC Bank [Member] Loan and Security Agreement [Member] Third And Fourth Amendments To Midmarket Loan Agreement [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Mar. 31, 2014 Term Loans [Member]	Dec. 31, 2013 Term Loans [Member]	Dec. 31, 2012 Term Loans [Member]	Nov. 13, 2012 Term Loans [Member] Loan and Security Agreement [Member]	Sep. 17, 2012 Term Loans [Member] Loan and Security Agreement [Member]	Mar. 31, 2014 Term loan, MidMarket Capital, net of debt discount of $0 and $144 [Member]	Dec. 31, 2013 Term loan, MidMarket Capital, net of debt discount of $0 and $144 [Member]	Dec. 31, 2012 Term loan, MidMarket Capital, net of debt discount of $0 and $144 [Member]	Nov. 13, 2012 Term Loan Loan and Security Agreement [Member]	Dec. 31, 2013 Term Loan Loan and Security Agreement [Member]	Oct. 17, 2013 Term Loan Loan and Security Agreement [Member] Minimum [Member]	Sep. 17, 2012 Term Loan Loan and Security Agreement [Member] Maximum [Member]	Dec. 31, 2013 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2012 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2013 Promissory notes, unsecured, matured in October 2012 [Member]	Mar. 31, 2014 Promissory notes, unsecured, matured in October 2012 [Member]	Dec. 31, 2012 Promissory notes, unsecured, matured in October 2012 [Member]	Dec. 31, 2013 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2012 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2013 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2012 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2013 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Dec. 31, 2012 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Jul. 31, 2012 18% convertible promissory	Dec. 31, 2012 18% convertible promissory	Dec. 31, 2013 Promissory notes, unsecured, maturing in January 2014 [Member]	Mar. 31, 2014 Promissory notes, unsecured, maturing in January 2014 [Member]	Dec. 31, 2012 Promissory notes, unsecured, maturing in January 2014 [Member]
Dec. 31, 2013
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012 [Member]

Dec. 31, 2012
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012 [Member]

Dec. 31, 2011
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012 [Member]
																																																Mar. 31, 2014 12% Convertible Promissory Note [Member]	Dec. 31, 2013 12% Convertible Promissory Note [Member]
Term Loan (Textual)
Amount of debt discount			$ 0		$ 0	$ 144,000										$ 504,648		$ (6,810,319)					$ 143,843	$ 182,631																								$ 5,499,000	$ 6,666,000
Maturity period of debt						January 2014																							December 2012	December 2012	October 2012			December 2018		January 2013		July 2011				January 2014			March 2012 and June 2012
Promissory notes, unsecured with common shares equity component																																						16,000
Percentage of company common stock issuable upon warrant exercises					11.50%							10.00%								10.00%	10.00%				10.00%
Increased percentage of common stock issuable upon warrant exercises												11.50%								11.50%	11.50%				11.50%
Exercise price of warrants	0.01																				4.00
Warrants issued to purchase common stock														234,233	234,233
Exercise price of warrants																									$ 5
Expiration date of warrant				Sep. 17, 2014								Sep. 17, 2014									Sep. 17, 2014
Interest rate												12.00%														12.00%				8.00%		30.00%					8.00%			18.00%	18.00%
Additional Expense Incurred									191,912
Deferred loan costs			1,075,000		1,075,000	1,528,000	298,517					1,800,000														1,800,051
Amount of debt discount on unamortized deferred loan																153,850
Amount recorded as a debt discount								455,540
Amount of term loan												15,000,000
Description for maturity period of term loan													If the Company failed to raise by March 14, 2014 at least $20,000,000 in connection with a public offering of voting equity securities of the Company, the MidMarket Loans were to mature on June 17, 2014.
Issuance of shares pursuant to public offering	4,550,010					5,237,491						30,000,000															5,000,000	20,000,000
Description for repayment of term loan													If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the MidMarket Loans.
Amount of term loan required to repay												0
Description for exercise price of warrant		If the Company issues stock, warrants or options at a price below the $4.00 per share exercise price, the exercise price of the warrants resets to the lower price.				If the Company issues stock, warrants or options at a price below the $4.00 per share exercise price, the exercise price of the warrants resets to the lower price.
Outstanding amount of unsecured promissory note			391,000		391,000	442,000	469,573				13,850,000						5,060,000	20,389,683	15,459,369				13,706,000	14,817,369						27,500			195,000		53,396		210,000		9,500			1,725,000				200,000
Issuance of shares upon conversion of debt. Shares			109,399
Duration of treasury rate							2 years
Interest expense on the MidMarket Loan						2,726,175	491,943			1,273																														280,819	11,130					0	0
Aggregate Indebtedness, Total						38,300,000
Derivative liability recorded as debt discount		194,000
Fair value of warrant			1,180,000		1,180,000	3,279,906	33,593
Change in fair value of derivative liability recorded as net gain (loss)					$ 2,200,000	$ (3,246,313)	$ 160,351